Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 615
Ending balance	545	$ 615
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,962	1,826
Impact of IFRS 16 adoption		128
Capital expenditures	66	108
Leases	55	184
Acquisitions		7
Removed from service	(34)	(138)
Disposals of businesses	(16)	(182)
Translation and other, net	(31)	29
Ending balance	2,002	1,962
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,347)	(1,353)
Removed from service	34	138
Disposals of businesses	11	49
Translation and other, net	29	(27)
Ending balance	(1,457)	(1,347)
Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	(184)	(154)
Land, buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	417
Ending balance	369	417
Land, buildings and building improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	898	757
Impact of IFRS 16 adoption		126
Capital expenditures	19	46
Leases	21	143
Acquisitions		1
Removed from service	(19)	(3)
Disposals of businesses	(10)	(168)
Translation and other, net	5	(4)
Ending balance	914	898
Land, buildings and building improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(481)	(441)
Removed from service	19	3
Disposals of businesses	7	38
Translation and other, net	15	3
Ending balance	(545)	(481)
Land, buildings and building improvements [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	(105)	(84)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	118
Ending balance	108	118
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	752	774
Capital expenditures	24	46
Leases	32	41
Acquisitions		3
Removed from service	(12)	(130)
Disposals of businesses		(13)
Translation and other, net	(4)	31
Ending balance	792	752
Computer equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(634)	(687)
Removed from service	12	130
Disposals of businesses		10
Translation and other, net	2	(33)
Ending balance	(684)	(634)
Computer equipment [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	(64)	(54)
Furniture, fixtures and other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	80
Ending balance	68	80
Furniture, fixtures and other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	312	295
Impact of IFRS 16 adoption		2
Capital expenditures	23	16
Leases	2
Acquisitions		3
Removed from service	(3)	(5)
Disposals of businesses	(6)	(1)
Translation and other, net	(32)	2
Ending balance	296	312
Furniture, fixtures and other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(232)	(225)
Removed from service	3	5
Disposals of businesses	4	1
Translation and other, net	12	3
Ending balance	(228)	(232)
Furniture, fixtures and other equipment [member] | Continuing Operations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Current year depreciation	$ (15)	$ (16)